Shareholders' Equity - Preferred Shares (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 21, 2018 USD ($) $ / shares shares	Jun. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Preferred shares, par value (dollars per share)			$ 1.00	$ 1.00
Series C Preferred Shares
Class of Stock [Line Items]
Preferred shares, issued (shares) | shares			388,571	388,571
Preferred shares, liquidation preference (dollars per share)			$ 0.001
Series D Preferred Stock
Class of Stock [Line Items]
Preferred shares, issued (shares) | shares			16,000	16,000
Dividend rate			7.00%
Series E Preferred Shares
Class of Stock [Line Items]
Preferred shares, issued (shares) | shares			4,400	4,400
Dividend rate			7.00%
Public Stock Offering | Series D Preferred Stock
Class of Stock [Line Items]
Preferred shares, liquidation preference (dollars per share)		$ 25,000
Consideration received on sale of stock | $		$ 400.0
Number of shares issued (shares) | shares		16,000
Dividend rate		7.00%
Depositary shares equivalent (shares) | shares		16,000,000
Depositary share, interest in preferred share		0.001
Preferred shares, par value (dollars per share)		$ 1.00
Liquidation preference per depositary share (dollars per share)		$ 25.00
Public Stock Offering | Series E Preferred Shares
Class of Stock [Line Items]
Preferred shares, liquidation preference (dollars per share)	$ 25,000
Consideration received on sale of stock | $	$ 110.0
Number of shares issued (shares) | shares	4,400
Dividend rate	7.00%
Depositary shares equivalent (shares) | shares	4,400,000
Depositary share, interest in preferred share	0.001
Preferred shares, par value (dollars per share)	$ 1.00
Liquidation preference per depositary share (dollars per share)	$ 25.00